Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash and Bank Balances

	31.12.2019 RMB’000	31.12.2020 RMB’000	31.12.2020 US$’000
Non-current
Long-term bank deposits (i)	50,000	140,000	21,634

Current
Cash and cash equivalents	5,753,268	5,877,647	908,264
Short-term bank deposits (ii)	356,543	258,756	39,985
Restricted cash	231,107	171,135	26,445

	6,340,918	6,307,538	974,694

Cash and bank balances	6,390,918	6,447,538	996,328

Note:

(i)
In 2020, YMMC has placed new three-year time deposits of RMB 90.0 million (US$13.9 million) (2019: RMB 50.0 million) at annual interest rate range from 3.85% to 3.99% (2019: 3.99% to 4.13%) with certain banks. These long-term deposits are not considered to be cash equivalents.

(ii)
Short-term bank deposits relate to bank deposits with initial maturities of more than three months and subject to more than insignificant risk of changes in value upon withdrawal before maturity. The interest rate of these bank deposits as of December 31, 2020 for the Group ranged from 0.23% to 2.25% (2019: 1.78% to 3.65%). These short-term bank deposits are not considered as cash equivalents.

Summary of cash and cash equivalents
For the purpose of the statement of cash flows, cash and cash equivalents comprise the following at December 31:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

Cash at banks and on hand	5,205,605	5,466,288	844,697
Short-term bank deposits (i)	547,663	411,359	63,567

Cash and cash equivalents	5,753,268	5,877,647	908,264

Note:

(i)
This relates to other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.